FINANCIAL RISK MANAGEMENT - Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	S/ 8,718,298	S/ 10,131,161
Net amounts of financial liabilities presented in the consolidated statements of financial position	8,718,298	10,131,161
Related amounts not offset in the consolidated statement of financial position Financial instruments	(3,086,416)	(3,168,089)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(3,480,221)	(3,600,102)
Net amount	2,151,661	3,362,970
Payables from derivatives [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	1,040,282	715,804
Net amounts of financial liabilities presented in the consolidated statements of financial position	1,040,282	715,804
Related amounts not offset in the consolidated statement of financial position Financial instruments	(122,557)	(44,159)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(186,384)	(190,212)
Net amount	976,455	481,433
Payables from repurchase agreements and security lendings [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	7,678,016	9,415,357
Net amounts of financial liabilities presented in the consolidated statements of financial position	7,678,016	9,415,357
Related amounts not offset in the consolidated statement of financial position Financial instruments	(3,208,973)	(3,123,930)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(3,293,837)	(3,409,890)
Net amount	S/ 1,175,206	S/ 2,881,537